Stockholders' equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' equity

8. Stockholders’ equity

The Company is presently authorized to issue up to 240 million shares of stock, of which 40 million are authorized as preferred stock and 200 million as common stock.

Common stock

The holders of the common stock are entitled to one vote for each share held at all meetings of stockholders. Dividends and distribution of assets of the Company in the event of liquidation are subject to the preferential rights of any outstanding preferred shares.

Restricted stock

The Company grants restricted common stock to the Chairman of the Board of Directors as part of his compensation package. Generally, the shares are fully vested upon the third anniversary of the grant date. Unvested shares can be canceled upon termination of the Chairman’s services.

A summary of the Company’s unvested shares of restricted stock as of September 30, 2017, is as follows:

	Shares	Weighted average grant date fair value
Unvested at December 31, 2016	4,169	$7.72
Granted	1,751	14.20
Vested	(2,378)	8.09

Unvested at September 30, 2017	3,542	$10.68

During the nine months ended September 30, 2017 and 2016, the Company expensed $19,235 and $13,165, respectively, related to the Chairman’s restricted stock awards. At September 30, 2017, the balance of unearned share-based compensation to be expensed in future periods related to the restricted stock awards is $37,817. The period over which the unearned share-based compensation is expected to be earned is approximately 2.4 years.

Stock options

In 2006, the Company established its 2006 Equity Incentive Plan (the “2006 Plan”). The 2006 Plan provided for the issuance of incentive stock options to employees of the Company and non-qualified stock options and awards of restricted stock to directors, officers, employees, and consultants of the Company. In accordance with its original terms, no further shares may be granted under the 2006 Plan subsequent to March 18, 2016. All outstanding awards under the 2006 Plan will continue until their individual termination dates.

In March 2016, the Company’s Board of Directors adopted the AquaBounty Technologies, Inc. 2016 Equity Incentive Plan (the “2016 Plan”) to replace the 2006 Plan. The 2016 Plan provides for the issuance of incentive stock options, non-qualified stock options, and awards of restricted and direct stock purchases to directors, officers, employees, and consultants of the Company. The aggregate number of shares of common stock that may be issued pursuant to awards granted under the 2016 Plan cannot exceed 450,000. The 2016 Plan was approved by the Company’s shareholders at its Annual Meeting on April 26, 2016.

The Company’s option activity under the 2006 Plan and the 2016 Plan is summarized as follows:

	Number of options	Weighted average exercise price
Outstanding at December 31, 2016	185,591	$7.89
Issued	52,500	14.20
Exercised	(8,334)	3.30
Expired	(2,554)	19.50

Outstanding at September 30, 2017	227,203	$9.39

Exercisable at September 30, 2017	183,373	$8.28

Unless otherwise indicated, options issued to employees, members of the Board of Directors, and non-employees are vested over one to three years and are exercisable for a term of ten years from the date of issuance.

The weighted average fair value of stock options granted during the nine months ended September 30, 2017, was $4.55. The intrinsic value of options exercised during the nine months ended September 30, 2017, was $43,420. The total intrinsic value of all options outstanding was $325,754 and $602,773 at September 30, 2017, and December 31, 2016, respectively. The total intrinsic value of exercisable options was $325,310 and $597,872 at September 30, 2017, and December 31, 2016, respectively.

The following table summarizes information about options outstanding and exercisable at September 30, 2017:

Weighted average exercise price of outstanding options	Number of options outstanding	Weighted average remaining estimated life (in years)	Number of options exercisable	Weighted average exercise price of outstanding and exercisable options
$3.30	79,337	1.8	79,337
$3.60	800	4.8	800
$5.70	10,336	7.4	10,132
$6.90	29,038	3.7	28,296
$7.50	15,837	5.6	15,837
$9.60	8,300	7.9	8,300
$9.90	800	0.8	800
$10.50	1,600	5.8	1,600
$10.80	2,400	6.8	2,400
$14.20	52,500	9.6	9,616
$23.40	26,255	6.3	26,255

	227,203		183,373	$8.28

Total share-based compensation on stock-option grants amounted to $66,208 and $153,313 for the nine months ended September 30, 2017 and 2016, respectively. At September 30, 2017, the balance of unearned share-based compensation to be expensed in future periods related to unvested share-based awards was $186,921. The period over which the unearned share-based compensation is expected to be earned is approximately 2.4 years.

9. Stockholders’ equity

The Company is presently authorized to issue up to 240 million shares of stock, of which 40 million are authorized as preferred stock and 200 million as common stock. At December 31, 2016, the Company had zero shares (2015: zero) of preferred stock and 6,463,935 shares (2015: 5,247,604) of common stock, issued and outstanding.

In November 2016, the Company’s shareholders approved a reverse share split at several ratios, with the ultimate ratio to be decided by the Board. In December 2016, the Board approved a reverse share split ratio of 1-for-30 to be implemented on January 5, 2017. All share balances in the Financial Statements and accompanying notes have been restated to reflect this change.

Common stock

The holders of the common stock are entitled to one vote for each share held at all meetings of stockholders. Dividends and distribution of assets of the Company in the event of liquidation are subject to the preferential rights of any outstanding preferred shares. At December 31, 2016, the Company had reserved 185,591 shares of common stock for the exercise of options.

Recent issuances

In December 2016, the Company issued 1,212,908 shares of common stock upon the conversion of the outstanding principal and accrued interest of $10.4 million on the convertible debt facility with Intrexon.

In June 2015 the Board approved a fundraising of $3.0 million by means of a subscription for new common shares by the Company’s majority shareholder, Intrexon Corporation. The subscription price was $7.07 (450.0 pence) per share, which represented the closing price of the Company’s stock on June 23, 2015, and the aggregate number of common shares subscribed was $424,269. The transaction closed on June 30, 2015.

In January 2014 the Board approved a fundraising of $10.0 million before expenses by means of a subscription for new common shares by the Company’s majority shareholder, Intrexon Corporation. The subscription price was $15.76 (945.0 pence) per share, which represented the closing price of the Company’s stock on March 4, 2014, and the aggregate number of common shares subscribed was 634,679. The transaction closed on March 20, 2014, with net proceeds to the Company of $9.7 million.

Restricted stock

The Company grants restricted common stock to the Chairman of the Board of Directors as part of his compensation package. Generally, the shares are fully vested upon the third anniversary of the grant date. Unvested shares can be cancelled upon termination of the Chairman’s services.

A summary of the Company’s unvested shares of restricted stock as of December 31, 2016, is as follows:

	Shares	Weighted average grant date fair value
Unvested at December 31, 2015	3,853	$5.81
Granted	2,899	9.62
Vested	(2,583)	7.00

Unvested at December 31, 2016	4,169	$7.72

During 2016, the Company expensed $18,070 (2015: $8,604; 2014: $25,577) related to the Chairman’s restricted stock awards. At December 31, 2016, the balance of unearned share-based compensation to be expensed in future periods related to the restricted stock awards is $32,194. The period over which the unearned share-based compensation is expected to be earned is approximately two years.

Stock options

In 2006, the Company established the 2006 Equity Incentive Plan (the “2006 Plan”). The 2006 Plan provided for the issuance of incentive stock options to employees of the Company and non-qualified stock options and awards of restricted and direct stock purchases to Directors, officers, employees and consultants of the Company. In accordance with its original terms, no further shares may be granted under the 2006 Plan subsequent to March 18, 2016. All outstanding awards under the 2006 Plan will continue until their individual termination dates.

In March 2016, the Company’s Board of Directors adopted the AquaBounty Technologies, Inc. 2016 Equity Incentive Plan (the “2016 Plan”) to replace the 2006 Plan. The 2016 Plan provides for the issuance of incentive stock options, non-qualified stock options and awards of restricted and direct stock purchases to Directors, officers, employees and consultants of the Company. The aggregate number of shares of common stock that may be issued pursuant to awards granted under the 2016 Plan cannot exceed 450,000. The 2016 Plan was approved by the Company’s shareholders at its Annual Meeting on April 26, 2016. As of December 31, 2016, no awards have been granted under the 2016 Plan.

The Company’s option activity under the 2006 Plan is summarized as follows:

	Number of options	Weighted average exercise price
Outstanding at December 31, 2015	179,426	$7.83
Issued	7,500	9.60
Exercised	(1,085)	6.25
Expired	(250)	23.40

Outstanding at December 31, 2016	185,591	$7.89

Exercisable at December 31, 2016	181,766	$7.86

In September 2016, the Company issued 524 shares of common stock in a cashless exercise of 1,085 stock options by an employee.

Unless otherwise indicated, options issued to employees, members of the Board of Directors and non-employees are vested over one to three years and are exercisable for a term of ten years from the date of issuance.

The weighted average fair value of stock options granted during 2016 was $4.46 (2015: $4.06; 2014: $17.40). The total intrinsic value of options exercised in 2016 was $6,338 (2015: $0; 2014: $40,428). At December 31, 2016, the total intrinsic value of all options outstanding was $602,773 (2015: $934,081), the total intrinsic value of exercisable options was $597,872 (2015: $844,224), and the total number of shares available for grant under the 2006 Plan and 2016 Plan was 450,000 (2015: 345,351).

The following table summarizes information about options outstanding and exercisable at December 31, 2016:

Weighted average exercise price of outstanding options	Number of options outstanding	Weighted average remaining estimated life (in years)	Number of options exercisable	Weighted average price of outstanding and exercisable options
$3.30	87,671	2.5	87,671
$3.60	800	5.5	800
$5.70	10,336	8.2	9,760
$6.90	29,038	4.5	27,466
$7.50	15,837	6.3	15,837
$9.60	8,300	8.7	7,064
$9.90	800	1.5	800
$10.50	1,600	6.5	1,600
$10.80	2,400	7.5	2,400
$19.50	2,554	0.5	2,554
$23.40	26,255	7.1	25,814

	185,591		181,766	$7.86

The fair values of stock option grants to employees and members of the Board of Directors during 2016, 2015, and 2014 were measured on the date of grant using Black-Scholes, with the following weighted average assumptions:

	2016	2015	2014
Expected volatility	53%	88%	105%
Risk free interest rate	1.31%	1.54%	1.67%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	5	5	5

The risk-free interest rate is estimated using the Federal Funds interest rate for a period that is commensurate with the expected term of the awards. The expected dividend yield is zero because the Company has never paid a dividend and does not expect to do so for the foreseeable future. The expected life was based on a number of factors including historical experience, vesting provisions, exercise price relative to market price and expected volatility. The Company believes that all groups of employees demonstrate similar exercise and post-vesting termination behavior and, therefore, does not stratify employees into multiple groups. The expected volatility was estimated using the Company’s historical price volatility over a period that is commensurate with the expected term of the awards.

Total share-based compensation on stock-option grants amounted to $200,224 in 2016 (2015: $229,218; 2014: $247,361). At December 31, 2016, the balance of unearned share-based compensation to be expensed in future periods related to unvested share-based awards is $26,090. The period over which the unearned share-based compensation is expected to be earned is approximately two years.

Share-based compensation

The following table summarizes share-based compensation costs recognized in the Company’s Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2016, 2015, and 2014:

	2016	2015	2014
Research and development	$2,115	$6,699	$29,910
Sales and marketing	65,517	75,843	75,843
General and administrative	150,662	155,280	167,185

Total share-based compensation	$218,294	$237,822	$272,938